UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2014*

*	This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Retirement Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2014

MFS® LIFETIME RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	655,527	$6,332,396
MFS Commodity Strategy Fund - Class R5 (v)	376,290	3,183,414
MFS Emerging Markets Debt Fund - Class R5	220,257	3,162,896
MFS Global Bond Fund - Class R5	1,728,706	15,834,945
MFS Global Real Estate Fund - Class R5 (v)	223,135	3,159,590
MFS Government Securities Fund - Class R5	3,172,987	31,825,055
MFS Growth Fund - Class R5	190,600	12,720,622
MFS High Income Fund - Class R5	2,651,042	9,543,752
MFS Inflation-Adjusted Bond Fund - Class R5	3,050,270	31,814,318
MFS International Growth Fund - Class R5	118,588	3,136,640
MFS International Value Fund - Class R5	96,591	3,132,443
MFS Limited Maturity Fund - Class R5	10,489,214	63,459,743
MFS Mid Cap Growth Fund - Class R5 (a)	689,624	9,537,497
MFS Mid Cap Value Fund - Class R5	495,187	9,472,928
MFS New Discovery Fund - Class R5 (a)	114,327	3,161,146
MFS New Discovery Value Fund - Class R5	247,124	3,145,882
MFS Research Bond Fund - Class R5	6,485,478	69,978,303
MFS Research Fund - Class R5	356,580	12,644,313
MFS Research International Fund - Class R5	556,278	9,395,541
MFS Value Fund - Class R5	396,811	12,590,821
Total Underlying Affiliated Funds		$317,232,245

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	3	$3
Total Investments		$317,232,248

Other Assets, Less Liabilities - 0.1%		258,398
Net Assets - 100.0%		$317,490,646

(a)	Non-income producing security
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$317,232,248	$—	$—	$317,232,248

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$295,979,616
Gross unrealized appreciation	25,285,673
Gross unrealized depreciation	(4,033,041)
Net unrealized appreciation (depreciation)	$21,252,632

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	570,707	127,205	(42,385)	655,527
MFS Commodity Strategy Fund	310,942	115,543	(50,195)	376,290
MFS Emerging Markets Debt Fund	173,019	60,814	(13,576)	220,257
MFS Global Bond Fund	1,346,966	493,624	(111,884)	1,728,706
MFS Global Real Estate Fund	170,262	82,680	(29,807)	223,135
MFS Government Securities Fund	2,676,793	681,200	(185,006)	3,172,987
MFS Growth Fund	201,535	26,271	(37,206)	190,600
MFS High Income Fund	2,305,973	533,030	(187,961)	2,651,042
MFS Inflation-Adjusted Bond Fund	2,434,386	803,818	(187,934)	3,050,270
MFS Institutional Money Market Portfolio	5	9,171,112	(9,171,114)	3
MFS International Growth Fund	106,633	28,222	(16,267)	118,588
MFS International Value Fund	91,613	19,167	(14,189)	96,591
MFS Limited Maturity Fund	9,133,504	2,054,335	(698,625)	10,489,214
MFS Mid Cap Growth Fund	739,395	77,747	(127,518)	689,624
MFS Mid Cap Value Fund	488,120	86,799	(79,732)	495,187
MFS New Discovery Fund	113,554	24,555	(23,782)	114,327
MFS New Discovery Value Fund	242,480	49,836	(45,192)	247,124
MFS Research Bond Fund	5,517,871	1,338,842	(371,235)	6,485,478
MFS Research Fund	353,621	62,847	(59,888)	356,580
MFS Research International Fund	517,353	127,140	(88,215)	556,278
MFS Value Fund	388,289	76,806	(68,284)	396,811

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(17,507)	$—	$46,842	$6,332,396
MFS Commodity Strategy Fund	(78,157)	—	17,527	3,183,414
MFS Emerging Markets Debt Fund	(21,891)	14,363	112,629	3,162,896
MFS Global Bond Fund	(122,040)	—	383,470	15,834,945
MFS Global Real Estate Fund	(12,472)	124,440	87,181	3,159,590
MFS Government Securities Fund	(104,928)	89,539	582,772	31,825,055
MFS Growth Fund	216,287	186,642	20,211	12,720,622
MFS High Income Fund	(9,256)	—	414,911	9,543,752
MFS Inflation-Adjusted Bond Fund	(213,484)	—	398,462	31,814,318
MFS Institutional Money Market Portfolio	—	—	34	3
MFS International Growth Fund	9,756	18,529	19,484	3,136,640
MFS International Value Fund	18,835	8,770	62,519	3,132,443
MFS Limited Maturity Fund	(103,176)	—	843,394	63,459,743
MFS Mid Cap Growth Fund	148,790	—	—	9,537,497
MFS Mid Cap Value Fund	106,664	429,401	70,034	9,472,928
MFS New Discovery Fund	43,719	252,280	—	3,161,146
MFS New Discovery Value Fund	45,806	255,114	12,226	3,145,882
MFS Research Bond Fund	(157,383)	30,654	1,625,308	69,978,303
MFS Research Fund	119,094	233,778	158,047	12,644,313
MFS Research International Fund	46,826	—	151,730	9,395,541
MFS Value Fund	119,224	217,957	179,179	12,590,821

	$34,707	$1,861,467	$5,185,960	$317,232,248

4

QUARTERLY REPORT

January 31, 2014

MFS® LIFETIME 2010 FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.8%
MFS Absolute Return Fund - Class R5	229,590	$2,217,838
MFS Commodity Strategy Fund - Class R5 (v)	130,877	1,107,223
MFS Emerging Markets Debt Fund - Class R5	77,130	1,107,586
MFS Global Bond Fund - Class R5	605,171	5,543,369
MFS Global Real Estate Fund - Class R5 (v)	78,107	1,105,996
MFS Government Securities Fund - Class R5	1,109,898	11,132,281
MFS Growth Fund - Class R5	66,786	4,457,311
MFS High Income Fund - Class R5	928,553	3,342,789
MFS Inflation-Adjusted Bond Fund - Class R5	1,067,521	11,134,236
MFS International Growth Fund - Class R5	41,517	1,098,130
MFS International Value Fund - Class R5	33,850	1,097,753
MFS Limited Maturity Fund - Class R5	3,673,239	22,223,099
MFS Mid Cap Growth Fund - Class R5 (a)	241,740	3,343,263
MFS Mid Cap Value Fund - Class R5	173,629	3,321,516
MFS New Discovery Fund - Class R5	40,027	1,106,738
MFS New Discovery Value Fund - Class R5	86,575	1,102,101
MFS Research Bond Fund - Class R5	2,270,509	24,498,794
MFS Research Fund - Class R5	125,023	4,433,298
MFS Research International Fund - Class R5	194,767	3,289,620
MFS Value Fund - Class R5	139,018	4,411,055
Total Underlying Affiliated Funds		$111,073,996

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	204,157	$204,157
Total Investments		$111,278,153

Other Assets, Less Liabilities - (0.0)%		(30,934)
Net Assets - 100.0%		$111,247,219

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$111,278,153	$—	$—	$111,278,153

2

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$101,489,943
Gross unrealized appreciation	10,544,271
Gross unrealized depreciation	(756,061)
Net unrealized appreciation (depreciation)	$9,788,210

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	211,869	37,861	(20,140)	229,590
MFS Commodity Strategy Fund	114,543	40,130	(23,796)	130,877
MFS Emerging Markets Debt Fund	64,264	20,271	(7,405)	77,130
MFS Global Bond Fund	500,520	155,078	(50,427)	605,171
MFS Global Real Estate Fund	63,012	27,863	(12,768)	78,107
MFS Government Securities Fund	994,158	208,491	(92,751)	1,109,898
MFS Growth Fund	74,642	12,136	(19,992)	66,786
MFS High Income Fund	855,895	183,095	(110,437)	928,553
MFS Inflation-Adjusted Bond Fund	904,591	248,707	(85,777)	1,067,521
MFS Institutional Money Market Portfolio	48,427	20,224,628	(20,068,898)	204,157
MFS International Growth Fund	39,413	9,581	(7,477)	41,517
MFS International Value Fund	33,828	6,115	(6,093)	33,850
MFS Limited Maturity Fund	3,391,606	647,461	(365,828)	3,673,239
MFS Mid Cap Growth Fund	273,825	39,289	(71,374)	241,740
MFS Mid Cap Value Fund	180,034	38,109	(44,514)	173,629
MFS New Discovery Fund	41,855	10,424	(12,252)	40,027
MFS New Discovery Value Fund	89,366	22,286	(25,077)	86,575
MFS Research Bond Fund	2,049,581	413,557	(192,629)	2,270,509
MFS Research Fund	130,757	24,982	(30,716)	125,023
MFS Research International Fund	191,004	38,618	(34,855)	194,767
MFS Value Fund	143,749	31,238	(35,969)	139,018

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(8,002)	$—	$16,523	$2,217,838
MFS Commodity Strategy Fund	(33,424)	—	6,200	1,107,223
MFS Emerging Markets Debt Fund	(9,461)	5,098	39,915	1,107,586
MFS Global Bond Fund	(28,543)	—	136,190	5,543,369
MFS Global Real Estate Fund	(1,680)	32,359	42,298	1,105,996
MFS Government Securities Fund	(38,143)	32,501	206,837	11,132,281
MFS Growth Fund	89,106	65,822	7,128	4,457,311
MFS High Income Fund	(3,766)	—	147,422	3,342,789
MFS Inflation-Adjusted Bond Fund	(74,026)	—	141,095	11,134,236
MFS Institutional Money Market Portfolio	—	—	115	204,157
MFS International Growth Fund	4,659	6,556	6,893	1,098,130
MFS International Value Fund	8,764	3,105	22,116	1,097,753
MFS Limited Maturity Fund	(48,965)	—	299,930	22,223,099
MFS Mid Cap Growth Fund	65,172	—	—	3,343,263
MFS Mid Cap Value Fund	44,020	151,270	24,672	3,321,516
MFS New Discovery Fund	19,341	89,312	—	1,106,738
MFS New Discovery Value Fund	18,508	90,365	4,325	1,102,101
MFS Research Bond Fund	(65,529)	10,604	577,070	24,498,794
MFS Research Fund	51,547	82,367	55,685	4,433,298
MFS Research International Fund	18,645	—	53,820	3,289,620
MFS Value Fund	53,534	77,432	63,449	4,411,055

	$61,757	$646,791	$1,851,683	$111,278,153

4

QUARTERLY REPORT

January 31, 2014

MFS® LIFETIME 2015 FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	83,858	$810,069
MFS Commodity Strategy Fund - Class R5 (v)	47,902	405,255
MFS Emerging Markets Debt Fund - Class R5	46,902	673,508
MFS Global Bond Fund - Class R5	220,793	2,022,463
MFS Global Real Estate Fund - Class R5 (v)	28,530	403,988
MFS Government Securities Fund - Class R5	404,692	4,059,059
MFS Growth Fund - Class R5	28,323	1,890,267
MFS High Income Fund - Class R5	413,048	1,486,973
MFS Inflation-Adjusted Bond Fund - Class R5	389,096	4,058,266
MFS International Growth Fund - Class R5	20,226	534,972
MFS International Value Fund - Class R5	16,511	535,462
MFS Limited Maturity Fund - Class R5	1,117,252	6,759,374
MFS Mid Cap Growth Fund - Class R5 (a)	97,666	1,350,727
MFS Mid Cap Value Fund - Class R5	70,421	1,347,152
MFS New Discovery Fund - Class R5	14,615	404,099
MFS New Discovery Value Fund - Class R5	31,631	402,665
MFS Research Bond Fund - Class R5	764,635	8,250,417
MFS Research Fund - Class R5	53,208	1,886,767
MFS Research International Fund - Class R5	79,180	1,337,347
MFS Value Fund - Class R5	59,288	1,881,200
Total Underlying Affiliated Funds		$40,500,030

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	28,404	$28,404
Total Investments		$40,528,434

Other Assets, Less Liabilities - (0.1)%		(26,506)
Net Assets - 100.0%		$40,501,928

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$40,528,434	$—	$—	$40,528,434

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$39,866,356
Gross unrealized appreciation	1,405,511
Gross unrealized depreciation	(743,433)
Net unrealized appreciation (depreciation)	$662,078

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	60,690	30,588	(7,420)	83,858
MFS Commodity Strategy Fund	33,184	21,561	(6,843)	47,902
MFS Emerging Markets Debt Fund	36,443	15,797	(5,338)	46,902
MFS Global Bond Fund	143,656	91,216	(14,079)	220,793
MFS Global Real Estate Fund	18,383	12,595	(2,448)	28,530
MFS Government Securities Fund	284,281	154,234	(33,823)	404,692
MFS Growth Fund	26,831	8,479	(6,987)	28,323
MFS High Income Fund	326,058	138,677	(51,687)	413,048
MFS Inflation-Adjusted Bond Fund	259,344	155,972	(26,220)	389,096
MFS Institutional Money Market Portfolio	19	11,537,427	(11,509,042)	28,404
MFS International Growth Fund	17,084	6,462	(3,320)	20,226
MFS International Value Fund	14,701	4,926	(3,116)	16,511
MFS Limited Maturity Fund	732,671	458,643	(74,062)	1,117,252
MFS Mid Cap Growth Fund	92,208	28,345	(22,887)	97,666
MFS Mid Cap Value Fund	61,005	24,192	(14,776)	70,421
MFS New Discovery Fund	12,209	5,482	(3,076)	14,615
MFS New Discovery Value Fund	26,046	12,118	(6,533)	31,631
MFS Research Bond Fund	521,746	295,045	(52,156)	764,635
MFS Research Fund	47,170	17,426	(11,388)	53,208
MFS Research International Fund	64,816	25,215	(10,851)	79,180
MFS Value Fund	51,841	20,325	(12,878)	59,288

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(547)	$—	$5,495	$810,069
MFS Commodity Strategy Fund	(4,730)	—	2,247	405,255
MFS Emerging Markets Debt Fund	(6,834)	3,173	24,124	673,508
MFS Global Bond Fund	(8,705)	—	47,679	2,022,463
MFS Global Real Estate Fund	(537)	14,924	10,846	403,988
MFS Government Securities Fund	(12,212)	9,406	69,110	4,059,059
MFS Growth Fund	18,214	28,000	3,032	1,890,267
MFS High Income Fund	(1,666)	—	62,367	1,486,973
MFS Inflation-Adjusted Bond Fund	(23,606)	—	48,001	4,058,266
MFS Institutional Money Market Portfolio	—	—	43	28,404
MFS International Growth Fund	1,893	3,225	3,392	534,972
MFS International Value Fund	3,998	1,527	10,879	535,462
MFS Limited Maturity Fund	(4,218)	—	78,723	6,759,374
MFS Mid Cap Growth Fund	11,469	—	—	1,350,727
MFS Mid Cap Value Fund	10,719	61,137	9,971	1,347,152
MFS New Discovery Fund	3,089	32,256	—	404,099
MFS New Discovery Value Fund	3,068	32,203	1,553	402,665
MFS Research Bond Fund	(17,306)	3,443	174,784	8,250,417
MFS Research Fund	14,612	35,064	23,704	1,886,767
MFS Research International Fund	4,782	—	21,784	1,337,347
MFS Value Fund	15,550	33,025	25,545	1,881,200

	$7,033	$257,383	$623,279	$40,528,434

4

QUARTERLY REPORT

January 31, 2014

MFS® LIFETIME 2020 FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.1%
MFS Absolute Return Fund - Class R5	582,718	$5,629,060
MFS Commodity Strategy Fund - Class R5 (v)	668,632	5,656,626
MFS Emerging Markets Debt Fund - Class R5	703,872	10,107,596
MFS Global Bond Fund - Class R5	1,842,091	16,873,555
MFS Global Real Estate Fund - Class R5 (v)	316,186	4,477,200
MFS Government Securities Fund - Class R5	3,387,568	33,977,305
MFS Growth Fund - Class R5	335,352	22,381,396
MFS High Income Fund - Class R5	4,713,348	16,968,052
MFS Inflation-Adjusted Bond Fund - Class R5	2,710,332	28,268,768
MFS International Growth Fund - Class R5	291,403	7,707,597
MFS International New Discovery Fund - Class R5	40,096	1,116,665
MFS International Value Fund - Class R5	238,788	7,743,910
MFS Limited Maturity Fund - Class R5	3,722,612	22,521,803
MFS Mid Cap Growth Fund - Class R5 (a)	1,216,359	16,822,252
MFS Mid Cap Value Fund - Class R5	874,233	16,724,078
MFS New Discovery Fund - Class R5	140,906	3,896,039
MFS New Discovery Value Fund - Class R5	304,093	3,871,110
MFS Research Bond Fund - Class R5	4,825,325	52,065,259
MFS Research Fund - Class R5	628,846	22,298,874
MFS Research International Fund - Class R5	913,039	15,421,221
MFS Value Fund - Class R5	699,371	22,191,036
Total Underlying Affiliated Funds		$336,719,402

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	6	$6
Total Investments		$336,719,408

Other Assets, Less Liabilities - (0.1)%		(257,955)
Net Assets - 100.0%		$336,461,453

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$336,719,408	$—	$—	$336,719,408

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$299,169,920
Gross unrealized appreciation	40,949,821
Gross unrealized depreciation	(3,400,333)
Net unrealized appreciation (depreciation)	$37,549,488

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	445,142	153,084	(15,508)	582,718
MFS Commodity Strategy Fund	632,946	136,984	(101,298)	668,632
MFS Emerging Markets Debt Fund	536,124	210,314	(42,566)	703,872
MFS Global Bond Fund	1,393,468	528,680	(80,057)	1,842,091
MFS Global Real Estate Fund	262,157	101,151	(47,122)	316,186
MFS Government Securities Fund	2,761,903	823,855	(198,190)	3,387,568
MFS Growth Fund	362,699	32,761	(60,108)	335,352
MFS High Income Fund	3,970,940	985,091	(242,683)	4,713,348
MFS Inflation-Adjusted Bond Fund	1,901,135	917,773	(108,576)	2,710,332
MFS Institutional Money Market Portfolio	9	37,733,758	(37,733,761)	6
MFS International Growth Fund	273,977	48,940	(31,514)	291,403
MFS International New Discovery Fund	53,201	1,727	(14,832)	40,096
MFS International Value Fund	235,895	32,444	(29,551)	238,788
MFS Limited Maturity Fund	2,409,875	1,347,899	(35,162)	3,722,612
MFS Mid Cap Growth Fund	1,390,337	77,746	(251,724)	1,216,359
MFS Mid Cap Value Fund	918,129	106,444	(150,340)	874,233
MFS New Discovery Fund	145,670	27,854	(32,618)	140,906
MFS New Discovery Value Fund	311,297	53,474	(60,678)	304,093
MFS Research Bond Fund	3,772,132	1,241,941	(188,748)	4,825,325
MFS Research Fund	637,202	77,516	(85,872)	628,846
MFS Research International Fund	886,911	135,940	(109,812)	913,039
MFS Value Fund	700,684	91,825	(93,138)	699,371

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(6,301)	$—	$38,048	$5,629,060
MFS Commodity Strategy Fund	(141,440)	—	32,528	5,656,626
MFS Emerging Markets Debt Fund	(58,861)	46,711	345,041	10,107,596
MFS Global Bond Fund	(70,362)	—	393,757	16,873,555
MFS Global Real Estate Fund	(1,186)	180,032	126,302	4,477,200
MFS Government Securities Fund	(103,156)	90,884	596,817	33,977,305
MFS Growth Fund	222,140	336,146	36,401	22,381,396
MFS High Income Fund	(13,171)	—	708,233	16,968,052
MFS Inflation-Adjusted Bond Fund	(115,869)	—	328,663	28,268,768
MFS Institutional Money Market Portfolio	—	—	141	6
MFS International Growth Fund	25,818	47,332	49,769	7,707,597
MFS International New Discovery Fund	40,808	—	16,631	1,116,665
MFS International Value Fund	40,752	22,401	159,578	7,743,910
MFS Limited Maturity Fund	(4,852)	—	252,622	22,521,803
MFS Mid Cap Growth Fund	260,028	—	—	16,822,252
MFS Mid Cap Value Fund	158,464	777,862	126,865	16,724,078
MFS New Discovery Fund	44,224	323,035	—	3,896,039
MFS New Discovery Value Fund	36,946	324,432	15,542	3,871,110
MFS Research Bond Fund	(71,477)	21,075	1,131,094	52,065,259
MFS Research Fund	125,824	420,062	283,986	22,298,874
MFS Research International Fund	84,259	—	259,009	15,421,221
MFS Value Fund	122,675	397,049	316,587	22,191,036

	$575,263	$2,987,021	$5,217,614	$336,719,408

4

QUARTERLY REPORT

January 31, 2014

MFS® LIFETIME 2025 FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	78,511	$758,415
MFS Commodity Strategy Fund - Class R5 (v)	299,210	2,531,315
MFS Emerging Markets Debt Fund - Class R5	158,222	2,272,076
MFS Emerging Markets Equity Fund - Class R5	8,561	250,744
MFS Global Bond Fund - Class R5	386,450	3,539,884
MFS Global Real Estate Fund - Class R5 (v)	124,329	1,760,492
MFS Government Securities Fund - Class R5	505,901	5,074,185
MFS Growth Fund - Class R5	101,796	6,793,899
MFS High Income Fund - Class R5	1,058,380	3,810,167
MFS Inflation-Adjusted Bond Fund - Class R5	364,982	3,806,760
MFS International Growth Fund - Class R5	103,100	2,726,998
MFS International New Discovery Fund - Class R5	35,855	998,574
MFS International Value Fund - Class R5	84,331	2,734,858
MFS Mid Cap Growth Fund - Class R5 (a)	419,132	5,796,596
MFS Mid Cap Value Fund - Class R5	301,705	5,771,614
MFS New Discovery Fund - Class R5	45,329	1,253,348
MFS New Discovery Value Fund - Class R5	97,934	1,246,700
MFS Research Bond Fund - Class R5	635,082	6,852,538
MFS Research Fund - Class R5	169,847	6,022,786
MFS Research International Fund - Class R5	278,636	4,706,157
MFS Value Fund - Class R5	212,623	6,746,529
Total Underlying Affiliated Funds		$75,454,635

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	94,813	$94,813
Total Investments		$75,549,448

Other Assets, Less Liabilities - (0.1)%		(103,271)
Net Assets - 100.0%		$75,446,177

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$75,549,448	$—	$—	$75,549,448

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$72,017,029
Gross unrealized appreciation	4,521,599
Gross unrealized depreciation	(989,180)
Net unrealized appreciation (depreciation)	$3,532,419

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	45,389	37,921	(4,799)	78,511
MFS Commodity Strategy Fund	171,806	163,158	(35,754)	299,210
MFS Emerging Markets Debt Fund	82,421	81,767	(5,966)	158,222
MFS Emerging Markets Equity Fund	6,617	3,325	(1,381)	8,561
MFS Global Bond Fund	193,123	202,875	(9,548)	386,450
MFS Global Real Estate Fund	67,394	63,312	(6,377)	124,329
MFS Government Securities Fund	217,381	303,875	(15,355)	505,901
MFS Growth Fund	75,787	34,188	(8,179)	101,796
MFS High Income Fund	611,851	498,204	(51,675)	1,058,380
MFS Inflation-Adjusted Bond Fund	193,549	190,248	(18,815)	364,982
MFS Institutional Money Market Portfolio	27	24,351,880	(24,257,094)	94,813
MFS International Growth Fund	67,683	40,913	(5,496)	103,100
MFS International New Discovery Fund	25,068	12,917	(2,130)	35,855
MFS International Value Fund	58,376	31,109	(5,154)	84,331
MFS Mid Cap Growth Fund	313,033	136,784	(30,685)	419,132
MFS Mid Cap Value Fund	206,409	111,908	(16,612)	301,705
MFS New Discovery Fund	31,526	18,426	(4,623)	45,329
MFS New Discovery Value Fund	67,186	38,905	(8,157)	97,934
MFS Research Bond Fund	303,197	354,275	(22,390)	635,082
MFS Research Fund	112,491	65,332	(7,976)	169,847
MFS Research International Fund	178,794	111,838	(11,996)	278,636
MFS Value Fund	146,452	82,110	(15,939)	212,623

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(442)	$—	$4,661	$758,415
MFS Commodity Strategy Fund	(19,560)	—	13,437	2,531,315
MFS Emerging Markets Debt Fund	(8,700)	9,755	67,129	2,272,076
MFS Emerging Markets Equity Fund	(2,458)	—	1,860	250,744
MFS Global Bond Fund	(5,416)	—	74,951	3,539,884
MFS Global Real Estate Fund	(5,617)	61,770	44,904	1,760,492
MFS Government Securities Fund	(6,268)	7,645	70,147	5,074,185
MFS Growth Fund	9,109	96,295	10,428	6,793,899
MFS High Income Fund	(4,437)	—	137,604	3,810,167
MFS Inflation-Adjusted Bond Fund	(17,731)	—	41,045	3,806,760
MFS Institutional Money Market Portfolio	—	—	102	94,813
MFS International Growth Fund	2,038	15,650	16,456	2,726,998
MFS International New Discovery Fund	445	—	13,047	998,574
MFS International Value Fund	1,344	7,404	52,795	2,734,858
MFS Mid Cap Growth Fund	7,820	—	—	5,796,596
MFS Mid Cap Value Fund	7,724	250,395	40,838	5,771,614
MFS New Discovery Fund	4,554	96,666	—	1,253,348
MFS New Discovery Value Fund	2,482	95,654	4,635	1,246,700
MFS Research Bond Fund	(8,817)	2,575	124,088	6,852,538
MFS Research Fund	5,960	106,013	71,671	6,022,786
MFS Research International Fund	2,106	—	72,882	4,706,157
MFS Value Fund	14,691	112,411	81,751	6,746,529

	$(21,173)	$862,233	$944,431	$75,549,448

4

QUARTERLY REPORT

January 31, 2014

MFS® LIFETIME 2030 FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.1%
MFS Absolute Return Fund - Class R5	271,787	$2,625,459
MFS Commodity Strategy Fund - Class R5 (v)	1,564,812	13,238,312
MFS Emerging Markets Debt Fund - Class R5	545,171	7,828,651
MFS Emerging Markets Equity Fund - Class R5	123,276	3,610,768
MFS Global Bond Fund - Class R5	1,143,093	10,470,736
MFS Global Real Estate Fund - Class R5 (v)	734,838	10,405,310
MFS Growth Fund - Class R5	523,279	34,923,644
MFS High Income Fund - Class R5	3,654,582	13,156,495
MFS Inflation-Adjusted Bond Fund - Class R5	1,394,678	14,546,490
MFS International Growth Fund - Class R5	619,945	16,397,556
MFS International New Discovery Fund - Class R5	259,646	7,231,141
MFS International Value Fund - Class R5	507,221	16,449,181
MFS Mid Cap Growth Fund - Class R5 (a)	2,073,806	28,680,739
MFS Mid Cap Value Fund - Class R5	1,490,425	28,511,832
MFS New Discovery Fund - Class R5	234,171	6,474,827
MFS New Discovery Value Fund - Class R5	505,568	6,435,879
MFS Research Bond Fund - Class R5	857,479	9,252,195
MFS Research Fund - Class R5	702,098	24,896,399
MFS Research International Fund - Class R5	1,303,032	22,008,204
MFS Value Fund - Class R5	1,089,528	34,570,736
Total Underlying Affiliated Funds		$311,714,554

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	11	$11
Total Investments		$311,714,565

Other Assets, Less Liabilities - (0.1)%		(253,253)
Net Assets - 100.0%		$311,461,312

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of 1/31/14 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$311,714,565	$—	$—	$311,714,565

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$262,922,189
Gross unrealized appreciation	51,397,486
Gross unrealized depreciation	(2,605,110)
Net unrealized appreciation (depreciation)	$48,792,376

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	177,847	99,192	(5,252)	271,787
MFS Commodity Strategy Fund	1,085,234	588,727	(109,149)	1,564,812
MFS Emerging Markets Debt Fund	323,925	232,879	(11,633)	545,171
MFS Emerging Markets Equity Fund	87,582	40,732	(5,038)	123,276
MFS Global Bond Fund	673,026	494,791	(24,724)	1,143,093
MFS Global Real Estate Fund	495,349	275,669	(36,180)	734,838
MFS Growth Fund	468,371	81,229	(26,321)	523,279
MFS High Income Fund	2,402,041	1,322,442	(69,901)	3,654,582
MFS Inflation-Adjusted Bond Fund	882,819	553,947	(42,088)	1,394,678
MFS Institutional Money Market Portfolio	8	34,989,893	(34,989,890)	11
MFS International Growth Fund	483,600	150,337	(13,992)	619,945
MFS International New Discovery Fund	217,513	50,264	(8,131)	259,646
MFS International Value Fund	417,587	104,375	(14,741)	507,221
MFS Mid Cap Growth Fund	1,885,752	282,102	(94,048)	2,073,806
MFS Mid Cap Value Fund	1,243,249	299,164	(51,988)	1,490,425
MFS New Discovery Fund	199,052	54,758	(19,639)	234,171
MFS New Discovery Value Fund	425,011	112,520	(31,963)	505,568
MFS Research Bond Fund	596,949	286,984	(26,454)	857,479
MFS Research Fund	585,330	141,246	(24,478)	702,098
MFS Research International Fund	1,033,606	304,755	(35,329)	1,303,032
MFS Value Fund	904,441	231,932	(46,845)	1,089,528

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,978)	$—	$17,049	$2,625,459
MFS Commodity Strategy Fund	(160,416)	—	73,112	13,238,312
MFS Emerging Markets Debt Fund	(18,111)	34,852	244,566	7,828,651
MFS Emerging Markets Equity Fund	(7,907)	—	26,322	3,610,768
MFS Global Bond Fund	(19,648)	—	228,277	10,470,736
MFS Global Real Estate Fund	(13,850)	394,166	280,245	10,405,310
MFS Growth Fund	51,225	517,021	55,988	34,923,644
MFS High Income Fund	(6,442)	—	501,440	13,156,495
MFS Inflation-Adjusted Bond Fund	(44,608)	—	166,544	14,546,490
MFS Institutional Money Market Portfolio	—	—	131	11
MFS International Growth Fund	4,424	98,545	103,621	16,397,556
MFS International New Discovery Fund	2,314	—	99,288	7,231,141
MFS International Value Fund	11,720	46,582	331,932	16,449,181
MFS Mid Cap Growth Fund	47,671	—	—	28,680,739
MFS Mid Cap Value Fund	34,668	1,293,925	211,033	28,511,832
MFS New Discovery Fund	14,897	527,773	—	6,474,827
MFS New Discovery Value Fund	11,553	523,291	25,210	6,435,879
MFS Research Bond Fund	(9,316)	3,847	195,753	9,252,195
MFS Research Fund	28,309	460,629	311,411	24,896,399
MFS Research International Fund	3,527	—	360,362	22,008,204
MFS Value Fund	54,583	608,788	460,149	34,570,736

	$(17,385)	$4,509,419	$3,692,433	$311,714,565

4

QUARTERLY REPORT

January 31, 2014

MFS® LIFETIME 2035 FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	18,340	$177,162
MFS Commodity Strategy Fund - Class R5 (v)	292,656	2,475,874
MFS Emerging Markets Debt Fund - Class R5	36,982	531,056
MFS Emerging Markets Equity Fund - Class R5	30,083	881,135
MFS Global Bond Fund - Class R5	77,326	708,308
MFS Global Real Estate Fund - Class R5 (v)	162,010	2,294,057
MFS Growth Fund - Class R5	92,588	6,179,343
MFS High Income Fund - Class R5	246,112	886,003
MFS Inflation-Adjusted Bond Fund - Class R5	169,689	1,769,853
MFS International Growth Fund - Class R5	125,952	3,331,439
MFS International New Discovery Fund - Class R5	63,299	1,762,868
MFS International Value Fund - Class R5	103,196	3,346,633
MFS Mid Cap Growth Fund - Class R5 (a)	370,208	5,119,972
MFS Mid Cap Value Fund - Class R5	267,489	5,117,056
MFS New Discovery Fund - Class R5 (a)	44,662	1,234,894
MFS New Discovery Value Fund - Class R5	96,956	1,234,255
MFS Research Bond Fund - Class R5	131,155	1,415,163
MFS Research Fund - Class R5	119,439	4,235,320
MFS Research International Fund - Class R5	238,364	4,025,971
MFS Value Fund - Class R5	194,542	6,172,832
Total Underlying Affiliated Funds		$52,899,194

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	41,199	$41,199
Total Investments		$52,940,393

Other Assets, Less Liabilities - (0.1)%		(58,555)
Net Assets - 100.0%		$52,881,838

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$52,940,393	$—	$—	$52,940,393

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$49,464,430
Gross unrealized appreciation	3,940,503
Gross unrealized depreciation	(464,540)
Net unrealized appreciation (depreciation)	$3,475,963

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	7,559	11,303	(522)	18,340
MFS Commodity Strategy Fund	151,523	177,006	(35,873)	292,656
MFS Emerging Markets Debt Fund	13,757	24,263	(1,038)	36,982
MFS Emerging Markets Equity Fund	15,219	17,099	(2,235)	30,083
MFS Global Bond Fund	28,535	51,437	(2,646)	77,326
MFS Global Real Estate Fund	78,768	95,338	(12,096)	162,010
MFS Growth Fund	60,841	38,479	(6,732)	92,588
MFS High Income Fund	101,842	153,412	(9,142)	246,112
MFS Inflation-Adjusted Bond Fund	78,689	104,852	(13,852)	169,689
MFS Institutional Money Market Portfolio	182,616	17,854,700	(17,996,117)	41,199
MFS International Growth Fund	70,877	60,233	(5,158)	125,952
MFS International New Discovery Fund	37,767	28,898	(3,366)	63,299
MFS International Value Fund	61,392	46,589	(4,785)	103,196
MFS Mid Cap Growth Fund	246,430	152,433	(28,655)	370,208
MFS Mid Cap Value Fund	162,668	120,008	(15,187)	267,489
MFS New Discovery Fund	27,582	21,500	(4,420)	44,662
MFS New Discovery Value Fund	59,017	44,241	(6,302)	96,956
MFS Research Bond Fund	67,854	73,398	(10,097)	131,155
MFS Research Fund	72,647	53,133	(6,341)	119,439
MFS Research International Fund	137,134	111,850	(10,620)	238,364
MFS Value Fund	117,087	87,853	(10,398)	194,542

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(68)	$—	$14,853	$177,162
MFS Commodity Strategy Fund	(27,013)	—	13,628	2,475,874
MFS Emerging Markets Debt Fund	(1,679)	2,250	14,172	531,056
MFS Emerging Markets Equity Fund	(5,101)	—	6,227	881,135
MFS Global Bond Fund	(2,260)	—	177	708,308
MFS Global Real Estate Fund	(8,101)	80,049	59,455	2,294,057
MFS Growth Fund	1,993	89,342	9,674	6,179,343
MFS High Income Fund	(806)	—	29,015	886,003
MFS Inflation-Adjusted Bond Fund	(12,766)	—	19,081	1,769,853
MFS Institutional Money Market Portfolio	—	—	67	41,199
MFS International Growth Fund	836	19,435	20,437	3,331,439
MFS International New Discovery Fund	515	—	23,460	1,762,868
MFS International Value Fund	362	9,174	65,466	3,346,633
MFS Mid Cap Growth Fund	833	—	—	5,119,972
MFS Mid Cap Value Fund	(1,045)	227,041	37,028	5,117,056
MFS New Discovery Fund	140	97,835	—	1,234,894
MFS New Discovery Value Fund	148	36,211	64,226	1,234,255
MFS Research Bond Fund	(3,641)	587	27,743	1,415,163
MFS Research Fund	(360)	76,627	51,804	4,235,320
MFS Research International Fund	1,263	—	64,060	4,025,971
MFS Value Fund	1,861	105,185	73,913	6,172,832

	$(54,889)	$743,736	$594,486	$52,940,393

4

QUARTERLY REPORT

January 31, 2014

MFS® LIFETIME 2040 FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Commodity Strategy Fund - Class R5 (v)	1,386,731	$11,731,741
MFS Emerging Markets Equity Fund - Class R5	156,985	4,598,095
MFS Global Real Estate Fund - Class R5 (v)	820,337	11,615,975
MFS Growth Fund - Class R5	418,727	27,945,849
MFS Inflation-Adjusted Bond Fund - Class R5	563,818	5,880,618
MFS International Growth Fund - Class R5	604,667	15,993,452
MFS International New Discovery Fund - Class R5	331,256	9,225,468
MFS International Value Fund - Class R5	495,137	16,057,290
MFS Mid Cap Growth Fund - Class R5 (a)	1,685,106	23,305,019
MFS Mid Cap Value Fund - Class R5	1,211,358	23,173,281
MFS New Discovery Fund - Class R5	209,555	5,794,197
MFS New Discovery Value Fund - Class R5	451,618	5,749,103
MFS Research Bond Fund - Class R5	544,704	5,877,351
MFS Research Fund - Class R5	523,374	18,558,829
MFS Research International Fund - Class R5	1,083,717	18,303,982
MFS Value Fund - Class R5	873,124	27,704,252
Total Underlying Affiliated Funds		$231,514,502

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	90,336	$90,336
Total Investments		$231,604,838

Other Assets, Less Liabilities - (0.1)%		(119,082)
Net Assets - 100.0%		$231,485,756

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$231,604,838	$—	$—	$231,604,838

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$190,444,164
Gross unrealized appreciation	42,262,753
Gross unrealized depreciation	(1,102,079)
Net unrealized appreciation (depreciation)	$41,160,674

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	997,689	516,404	(127,362)	1,386,731
MFS Emerging Markets Equity Fund	109,886	55,514	(8,415)	156,985
MFS Global Real Estate Fund	557,376	314,383	(51,422)	820,337
MFS Growth Fund	388,965	54,615	(24,853)	418,727
MFS Inflation-Adjusted Bond Fund	393,681	212,034	(41,897)	563,818
MFS Institutional Money Market Portfolio	21	26,491,511	(26,401,196)	90,336
MFS International Growth Fund	482,032	142,411	(19,776)	604,667
MFS International New Discovery Fund	272,881	71,677	(13,302)	331,256
MFS International Value Fund	417,607	100,832	(23,302)	495,137
MFS Mid Cap Growth Fund	1,587,555	196,795	(99,244)	1,685,106
MFS Mid Cap Value Fund	1,048,712	219,290	(56,644)	1,211,358
MFS New Discovery Fund	182,673	49,508	(22,626)	209,555
MFS New Discovery Value Fund	390,175	93,906	(32,463)	451,618
MFS Research Bond Fund	405,809	175,892	(36,997)	544,704
MFS Research Fund	455,879	89,922	(22,427)	523,374
MFS Research International Fund	893,098	236,320	(45,701)	1,083,717
MFS Value Fund	752,465	163,720	(43,061)	873,124

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(186,858)	$—	$64,850	$11,731,741
MFS Emerging Markets Equity Fund	(21,124)	—	32,992	4,598,095
MFS Global Real Estate Fund	(23,326)	438,036	309,469	11,615,975
MFS Growth Fund	32,869	411,520	44,563	27,945,849
MFS Inflation-Adjusted Bond Fund	(44,001)	—	69,701	5,880,618
MFS Institutional Money Market Portfolio	—	—	125	90,336
MFS International Growth Fund	1,254	95,312	100,222	15,993,452
MFS International New Discovery Fund	767	—	124,425	9,225,468
MFS International Value Fund	8,055	45,063	321,405	16,057,290
MFS Mid Cap Growth Fund	28,802	—	—	23,305,019
MFS Mid Cap Value Fund	37,601	1,045,296	170,483	23,173,281
MFS New Discovery Fund	19,699	468,331	—	5,794,197
MFS New Discovery Value Fund	11,206	464,994	22,382	5,749,103
MFS Research Bond Fund	(13,000)	2,466	127,790	5,877,351
MFS Research Fund	24,360	341,616	230,952	18,558,829
MFS Research International Fund	359	—	297,047	18,303,982
MFS Value Fund	50,486	484,269	371,831	27,704,252

	$(72,853)	$3,796,903	$2,288,237	$231,604,838

4

QUARTERLY REPORT

January 31, 2014

MFS® LIFETIME 2045 FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Commodity Strategy Fund - Class R5 (v)	161,607	$1,367,198
MFS Emerging Markets Equity Fund - Class R5	18,140	531,319
MFS Global Real Estate Fund - Class R5 (v)	94,821	1,342,661
MFS Growth Fund - Class R5	48,488	3,236,083
MFS Inflation-Adjusted Bond Fund - Class R5	65,734	685,608
MFS International Growth Fund - Class R5	69,780	1,845,688
MFS International New Discovery Fund - Class R5	38,161	1,062,794
MFS International Value Fund - Class R5	57,094	1,851,573
MFS Mid Cap Growth Fund - Class R5 (a)	195,051	2,697,550
MFS Mid Cap Value Fund - Class R5	139,803	2,674,428
MFS New Discovery Fund - Class R5	24,198	669,081
MFS New Discovery Value Fund - Class R5	52,134	663,664
MFS Research Bond Fund - Class R5	63,462	684,757
MFS Research Fund - Class R5	60,449	2,143,523
MFS Research International Fund - Class R5	124,980	2,110,915
MFS Value Fund - Class R5	100,724	3,195,967
Total Underlying Affiliated Funds		$26,762,809

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	42,053	$42,053
Total Investments		$26,804,862

Other Assets, Less Liabilities - (0.2)%		(41,229)
Net Assets - 100.0%		$26,763,633

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$26,804,862	$—	$—	$26,804,862

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$24,962,085
Gross unrealized appreciation	2,056,860
Gross unrealized depreciation	(214,083)
Net unrealized appreciation (depreciation)	$1,842,777

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	78,474	101,754	(18,621)	161,607
MFS Emerging Markets Equity Fund	8,691	10,877	(1,428)	18,140
MFS Global Real Estate Fund	43,513	57,416	(6,108)	94,821
MFS Growth Fund	30,833	21,480	(3,825)	48,488
MFS Inflation-Adjusted Bond Fund	31,171	39,029	(4,466)	65,734
MFS Institutional Money Market Portfolio	11	9,735,659	(9,693,617)	42,053
MFS International Growth Fund	37,865	35,561	(3,646)	69,780
MFS International New Discovery Fund	21,536	18,714	(2,089)	38,161
MFS International Value Fund	32,520	27,967	(3,393)	57,094
MFS Mid Cap Growth Fund	125,805	84,686	(15,440)	195,051
MFS Mid Cap Value Fund	82,767	66,426	(9,390)	139,803
MFS New Discovery Fund	14,367	12,938	(3,107)	24,198
MFS New Discovery Value Fund	30,835	26,384	(5,085)	52,134
MFS Research Bond Fund	32,063	35,242	(3,843)	63,462
MFS Research Fund	36,069	28,358	(3,978)	60,449
MFS Research International Fund	69,873	62,982	(7,875)	124,980
MFS Value Fund	59,379	48,644	(7,299)	100,724

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(12,165)	$—	$7,390	$1,367,198
MFS Emerging Markets Equity Fund	(3,209)	—	3,765	531,319
MFS Global Real Estate Fund	(6,143)	46,580	34,620	1,342,661
MFS Growth Fund	1,581	46,730	5,061	3,236,083
MFS Inflation-Adjusted Bond Fund	(4,347)	—	7,420	685,608
MFS Institutional Money Market Portfolio	—	—	37	42,053
MFS International Growth Fund	(307)	10,877	11,437	1,845,688
MFS International New Discovery Fund	(47)	—	14,198	1,062,794
MFS International Value Fund	(448)	5,141	36,656	1,851,573
MFS Mid Cap Growth Fund	1,625	—	—	2,697,550
MFS Mid Cap Value Fund	(777)	119,350	19,465	2,674,428
MFS New Discovery Fund	642	53,139	—	669,081
MFS New Discovery Value Fund	(132)	51,856	2,524	663,664
MFS Research Bond Fund	(1,589)	280	13,283	684,757
MFS Research Fund	151	38,988	26,358	2,143,523
MFS Research International Fund	(323)	—	33,975	2,110,915
MFS Value Fund	949	54,980	38,656	3,195,967

	$(24,539)	$427,921	$254,845	$26,804,862

4

QUARTERLY REPORT

January 31, 2014

MFS® LIFETIME 2050 FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.1%
MFS Commodity Strategy Fund - Class R5 (v)	297,138	$2,513,791
MFS Emerging Markets Equity Fund - Class R5	33,411	978,617
MFS Global Real Estate Fund - Class R5 (v)	173,693	2,459,489
MFS Growth Fund - Class R5	88,805	5,926,840
MFS Inflation-Adjusted Bond Fund - Class R5	120,730	1,259,218
MFS International Growth Fund - Class R5	128,525	3,399,479
MFS International New Discovery Fund - Class R5	70,125	1,952,977
MFS International Value Fund - Class R5	104,968	3,404,105
MFS Mid Cap Growth Fund - Class R5 (a)	357,219	4,940,343
MFS Mid Cap Value Fund - Class R5	256,592	4,908,609
MFS New Discovery Fund - Class R5	44,376	1,227,008
MFS New Discovery Value Fund - Class R5	95,827	1,219,878
MFS Research Bond Fund - Class R5	116,495	1,256,983
MFS Research Fund - Class R5	110,849	3,930,700
MFS Research International Fund - Class R5	229,896	3,882,939
MFS Value Fund - Class R5	184,929	5,867,809
Total Underlying Affiliated Funds		$49,128,785

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	55,696	$55,696
Total Investments		$49,184,481

Other Assets, Less Liabilities - (0.2)%		(77,787)
Net Assets - 100.0%		$49,106,694

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$49,184,481	$—	$—	$49,184,481

2

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$44,146,607
Gross unrealized appreciation	5,407,768
Gross unrealized depreciation	(369,894)
Net unrealized appreciation (depreciation)	$5,037,874

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund(s)	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	160,901	163,390	(27,153)	297,138
MFS Emerging Markets Equity Fund	17,595	19,119	(3,303)	33,411
MFS Global Real Estate Fund	88,478	99,777	(14,562)	173,693
MFS Growth Fund	62,714	32,138	(6,047)	88,805
MFS Inflation-Adjusted Bond Fund	63,462	65,910	(8,642)	120,730
MFS Institutional Money Market Portfolio	6	13,337,193	(13,281,503)	55,696
MFS International Growth Fund	77,091	59,272	(7,838)	128,525
MFS International New Discovery Fund	43,766	30,846	(4,487)	70,125
MFS International Value Fund	66,162	45,978	(7,172)	104,968
MFS Mid Cap Growth Fund	255,100	125,906	(23,787)	357,219
MFS Mid Cap Value Fund	167,984	102,277	(13,669)	256,592
MFS New Discovery Fund	29,272	19,704	(4,600)	44,376
MFS New Discovery Value Fund	62,607	40,129	(6,909)	95,827
MFS Research Bond Fund	65,415	58,302	(7,222)	116,495
MFS Research Fund	73,328	43,165	(5,644)	110,849
MFS Research International Fund	142,267	104,115	(16,486)	229,896
MFS Value Fund	120,923	75,890	(11,884)	184,929

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Fund(s)	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(40,471)	$—	$13,252	$2,513,791
MFS Emerging Markets Equity Fund	(6,658)	—	6,817	978,617
MFS Global Real Estate Fund	(16,107)	86,919	62,824	2,459,489
MFS Growth Fund	3,204	84,590	9,160	5,926,840
MFS Inflation-Adjusted Bond Fund	(9,368)	—	13,693	1,259,218
MFS Institutional Money Market Portfolio	—	—	49	55,696
MFS International Growth Fund	(254)	19,691	20,706	3,399,479
MFS International New Discovery Fund	82	—	25,666	1,952,977
MFS International Value Fund	611	9,314	66,453	3,404,105
MFS Mid Cap Growth Fund	1,841	—	—	4,940,343
MFS Mid Cap Value Fund	(2,148)	216,026	35,234	4,908,609
MFS New Discovery Fund	1,082	95,622	—	1,227,008
MFS New Discovery Value Fund	(927)	95,154	4,616	1,219,878
MFS Research Bond Fund	(2,913)	506	24,642	1,256,983
MFS Research Fund	(21)	70,574	47,711	3,930,700
MFS Research International Fund	871	—	61,443	3,882,939
MFS Value Fund	142	99,440	71,462	5,867,809

	$(71,034)	$777,836	$463,728	$49,184,481

4

QUARTERLY REPORT

January 31, 2014

MFS® LIFETIME 2055 FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Commodity Strategy Fund - Class R5 (v)	19,519	$165,129
MFS Emerging Markets Equity Fund - Class R5	2,216	64,918
MFS Global Real Estate Fund - Class R5 (v)	11,502	162,871
MFS Growth Fund - Class R5	5,904	394,054
MFS Inflation-Adjusted Bond Fund - Class R5	7,950	82,919
MFS International Growth Fund - Class R5	8,538	225,842
MFS International New Discovery Fund - Class R5	4,644	129,334
MFS International Value Fund - Class R5	6,960	225,710
MFS Mid Cap Growth Fund - Class R5 (a)	23,727	328,143
MFS Mid Cap Value Fund - Class R5	17,013	325,467
MFS New Discovery Fund - Class R5	2,947	81,486
MFS New Discovery Value Fund - Class R5	6,364	81,012
MFS Research Bond Fund - Class R5	7,677	82,831
MFS Research Fund - Class R5	7,354	260,763
MFS Research International Fund - Class R5	15,272	257,942
MFS Value Fund - Class R5	12,270	389,326
Total Underlying Affiliated Funds		$3,257,747

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value	13,925	$13,925
Total Investments		$3,271,672

Other Assets, Less Liabilities - (0.4)%		(14,109)
Net Assets - 100.0%		$3,257,563

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,271,672	$—	$—	$3,271,672

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,082,629
Gross unrealized appreciation	205,621
Gross unrealized depreciation	(16,578)
Net unrealized appreciation (depreciation)	$189,043

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	6,208	16,223	(2,912)	19,519
MFS Emerging Markets Equity Fund	677	1,823	(284)	2,216
MFS Global Real Estate Fund	3,404	9,503	(1,405)	11,502
MFS Growth Fund	2,412	4,333	(841)	5,904
MFS Inflation-Adjusted Bond Fund	2,449	6,670	(1,169)	7,950
MFS Institutional Money Market Portfolio	1	1,717,158	(1,703,234)	13,925
MFS International Growth Fund	2,967	6,653	(1,082)	8,538
MFS International New Discovery Fund	1,682	3,598	(636)	4,644
MFS International Value Fund	2,549	5,353	(942)	6,960
MFS Mid Cap Growth Fund	9,814	17,359	(3,446)	23,727
MFS Mid Cap Value Fund	6,471	12,744	(2,202)	17,013
MFS New Discovery Fund	1,128	2,277	(458)	2,947
MFS New Discovery Value Fund	2,411	4,859	(906)	6,364
MFS Research Bond Fund	2,517	6,287	(1,127)	7,677
MFS Research Fund	2,822	5,447	(915)	7,354
MFS Research International Fund	5,478	11,777	(1,983)	15,272
MFS Value Fund	4,653	9,195	(1,578)	12,270

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(3,504)	$—	$762	$165,129
MFS Emerging Markets Equity Fund	(462)	—	392	64,918
MFS Global Real Estate Fund	(947)	4,658	3,472	162,871
MFS Growth Fund	(41)	4,905	531	394,054
MFS Inflation-Adjusted Bond Fund	(1,277)	—	716	82,919
MFS Institutional Money Market Portfolio	—	—	8	13,925
MFS International Growth Fund	(122)	1,127	1,185	225,842
MFS International New Discovery Fund	(53)	—	1,470	129,334
MFS International Value Fund	(54)	533	3,829	225,710
MFS Mid Cap Growth Fund	(72)	—	—	328,143
MFS Mid Cap Value Fund	(360)	12,539	2,045	325,467
MFS New Discovery Fund	60	5,472	—	81,486
MFS New Discovery Value Fund	(93)	5,348	262	81,012
MFS Research Bond Fund	(459)	29	1,238	82,831
MFS Research Fund	(128)	4,096	2,770	260,763
MFS Research International Fund	(98)	—	3,518	257,942
MFS Value Fund	(211)	5,693	3,541	389,326

	$(7,821)	$44,400	$25,739	$3,271,672

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2014

*	Print name and title of each signing officer under his or her signature.